Income from Digital Asset Business (Tables)	12 Months Ended
Mar. 31, 2023
Income from Digital Asset Business [Abstract]
Schedule of Income from Digital Asset Business
	2023	2022	2021
	US$	US$	US$
		(restated)	(restated)
Unrealized fair value change of trading of digital assets and derivative contracts (note (a))	5,288,523	122,711	—
Unrealized fair value change on investment in trusts	403,533	—	—
Net fair value change in digital assets business	5,692,056	122,711	—
(a)	The Company trades cryptocurrencies and relevant derivative contracts over-the-counter and in cryptocurrency exchange, by purchasing cryptocurrencies with a view to their resale in the near future, and generating a profit from fluctuations in the prices, the Company applies the guidance in IAS 2 for commodity broker-traders and measures the cryptocurrencies at fair value less costs to sell. The Company considers that there are no significant “costs to sell” virtual assets and hence the measurement of virtual assets is based on their fair values with changes in fair values recognized in profit or loss in the period of the changes.